Information on how numbers were calculated (Details 1) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
General and administrative expenses	€ 12,787	€ 5,138	€ 1,844
Personnel expenses
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
General and administrative expenses	9,147	2,948	1,134
Stock-based Compensation
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
General and administrative expenses	6,828	1,479	566
Legal and consulting fees
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
General and administrative expenses	2,020	1,478	394
Others
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
General and administrative expenses	€ 1,619	€ 712	€ 316